Investments Components of Net Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Investment Income [Line Items]
Investment income	$ 2,832	$ 1,892	$ 1,260
Investment expenses	(29)	(26)	(24)
Net investment income	2,803	1,866	1,236
Available-for-sale Securities
Net Investment Income [Line Items]
Investment income	2,749	1,798	1,129
Equity securities
Net Investment Income [Line Items]
Investment income	83	94	131
Equity securities | Nonredeemable preferred stocks
Net Investment Income [Line Items]
Investment income	39	51	70
Equity securities | Common equities
Net Investment Income [Line Items]
Investment income	44	43	61
Fixed maturities
Net Investment Income [Line Items]
Investment income	2,696	1,706	1,076
Fixed maturities | U.S. government obligations
Net Investment Income [Line Items]
Investment income	1,489	864	339
Fixed maturities | State and local government obligations
Net Investment Income [Line Items]
Investment income	61	48	40
Fixed maturities | Corporate and other debt securities
Net Investment Income [Line Items]
Investment income	572	376	300
Fixed maturities | Residential mortgage-backed securities
Net Investment Income [Line Items]
Investment income	47	29	31
Fixed maturities | Commercial mortgage-backed securities
Net Investment Income [Line Items]
Investment income	195	196	191
Fixed maturities | Other asset-backed securities
Net Investment Income [Line Items]
Investment income	332	193	175
Short-term investments
Net Investment Income [Line Items]
Investment income	$ 53	$ 92	$ 53